Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2020
Debt Instruments Held [Abstract]
Debt Instruments at Amortized Cost
13.	Debt Instruments at Amortized Cost

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Time deposit	1,153	—
GT Capital Bond	—	150
	1,153	150
Less: Current portion of debt instrument at amortized cost (Note 28)	—	150
Noncurrent portion of debt instrument at amortized cost (Note 28)	1,153	—

Time Deposit

In June 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO Unibank, Inc., or BDO, maturing on June 29, 2022 at a gross coupon rate of 0.90% (inclusive of Trust Fees).  This long-term fixed rate time deposit pay interest on a monthly basis or an estimate of 30 days.  The deposits may be terminated prior to maturity at the applicable pretermination rates.

In July 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO maturing on July 2, 2022 at a gross coupon rate of 1.00%.  This long-term fixed rate time deposit pay interest on a monthly basis or an estimate of 30 days.  The deposits may be terminated prior to maturity at the applicable pretermination rates.

In July 2020, PLDT and Smart invested US$2.0 million each in a two-year time deposit with Landbank of the Philippines maturing on July 29, 2022 and August 1, 2022, respectively, at a gross coupon rate of 2.00%.  This long-term fixed rate time deposit pay interest on a yearly basis or an estimate of 360 days. The deposit may be terminated prior to maturity at the applicable pretermination rates.

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million which matured on February 27, 2020.  The bond has a gross coupon rate of 4.84% payable on a quarterly basis and was recognized as HTM investment.  Starting January 1, 2018, the bond was classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php1 million for the year ended December 31, 2020 and Php5.8 million for each of the years ended December 31, 2019 and 2018.  The carrying value of this investment amounted to nil and Php150 million as at December 31, 2020 and 2019, respectively.

Retail Treasury Bond

In March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million maturing on March 9, 2024.  The bond has a gross coupon rate of 2.375% payable on a quarterly basis.  The bond is classified as debt instrument at amortized cost under IFRS 9.